REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATED REVENUE
	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Advisory consulting	$3,817,911	$4,382,982	$11,505,113	$13,433,256
Managed security service practice (MSSP)	12,027	63,793	79,095	250,342
Software as a service (Saas)	3,100	3,672	6,795	11,016
Revenue	$3,833,038	$4,450,447	$11,591,003	$13,694,614

The Company’s disaggregated revenues for the year ended December 31, 2024 and 2023 were as follows:

	Years ended
	December 31,
	2024	2023

Advisory Consulting	$17,441,216	$19,256,173
Managed Security Service Practice (MSSP)	318,079	77,385
Software as a Service (Saas)	12,190	16,650
	$17,771,485	$19,350,208